Segment, Customer and Geographic Information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment, Customer and Geographic Information
Note 26 – Segment, Customer and Geographic Information

Financial information of the reportable segments is set forth in the following tables:

	OPC Israel	CPV Group	Others	Total
	$ Thousands
2025
Revenue	674,618	197,311	-	871,929
Cost of sales (excluding depreciation and amortization)	486,917	170,918	-	657,835

Profit before taxes	82,097	74,983	19,428	176,508
Income tax expense	(24,686)	(511)	(3,047)	(28,244)
Profit for the year	57,411	74,472	16,381	148,264

Depreciation and amortization	70,363	1,892	160	72,415
Financing income	(10,968)	(12,243)	(26,135)	(49,346)
Financing expenses	36,570	49,756	459	86,785
Other items:
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	-	349,463	-	349,463
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	(14,409)	(18,400)	-	(32,809)
Share in profit of OPC's equity-accounted investees	-	(151,599)	-	(151,599)
	81,556	218,869	(25,516)	274,909

Adjusted EBITDA	163,653	293,852	(6,088)	451,417

Segment assets	2,482,079	590,487	681,889	3,754,455
Investments in equity-accounted investees				1,625,683
				5,380,138
Segment liabilities	1,786,927	400,989	7,516	2,195,432

	OPC Israel	CPV Group	ZIM	Others	Total
	$ Thousands
2024
Revenue	624,957	126,347	-	-	751,304
Cost of sales (excluding depreciation and amortization)	445,684	76,193	-	-	521,877

(Loss)/profit before taxes	(14,235)	103,935	-	3,624	93,324
Income tax expense	(15,067)	(21,994)	-	(3,491)	(40,552)
Profit for the year from divestment of ZIM	-	-	581,315	-	581,315
(Loss)/profit for the year	(29,302)	81,941	581,315	133	634,087

Depreciation and amortization	69,752	23,520	-	165	93,437
Financing income	(17,391)	(6,000)	-	(23,543)	(46,934)
Financing expenses	75,908	29,007	-	10,332	115,247
Other items:
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	-	165,930	-	-	165,930
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	-	(54,251)	-	-	(54,251)
Share in profit of OPC's equity-accounted investees	-	(44,825)	-	-	(44,825)
	128,269	113,381	-	(13,046)	228,604

Adjusted EBITDA	114,034	217,316	-	(9,422)	321,928

Segment assets	1,584,638	265,516	-	904,462	2,754,616
Investments in equity-accounted investees	-	1,458,625	-	-	1,458,625
					4,213,241
Segment liabilities	1,349,914	198,102	-	5,684	1,553,700

	OPC Israel	CPV Group	ZIM	Others	Total
	$ Thousands
2023
Revenue	618,830	72,966	-	-	691,796
Cost of sales (excluding depreciation and amortization)	453,167	41,145	-	-	494,312

Profit before taxes	48,750	16,515	-	15,892	81,157
Income tax expense	(14,174)	(4,136)	-	(6,889)	(25,199)
Loss for the year from divestment of ZIM	-	-	(266,906)	-	(266,906)
Profit/(loss) from continuing operations	34,576	12,379	(266,906)	9,003	(210,948)

Depreciation and amortization	65,659	25,056	-	224	90,939
Financing income	(6,038)	(5,641)	-	(27,682)	(39,361)
Financing expenses	48,182	16,790	-	1,361	66,333
Other items:
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	-	156,636	-	-	156,636
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	-	4,878	-	-	4,878
Share of changes in fair value of derivative financial instruments	-	(2,168)	-	-	(2,168)
Share in profit of OPC's equity-accounted investees	-	(65,566)		-	(65,566)
	107,803	129,985	-	(26,097)	211,691

Adjusted EBITDA	156,553	146,500	-	(10,205)	292,848

Segment assets	1,673,149	1,102,939	-	629,196	3,405,284
Investments in equity-accounted investees	-	703,156	-	-	703,156
					4,108,440
Segment liabilities	1,423,624	609,958	-	4,634	2,038,216

A.	Customer and Geographic Information Major customers

Following is information on the total sales of the Group to material customers and the percentage of the Group’s total revenues (in $ Thousands):

	2025		2024		2023
Customer	Total revenues	Percentage of revenues of the Group	Total revenues	Percentage of revenues of the Group	Total revenues	Percentage of revenues of the Group

Customer 1	114,195	13.10%	99,978	13.31%	99,945	14.45%
Customer 2	90,100	10.33%	99,470	13.24%	79,000	11.42%
Customer 3	-*	-*	-*	-*	71,013	10.27%

* Represents an amount less than 10% of the revenues.

Information based on geographic areas

The Group’s geographic revenues are as follows:

	For the year ended December 31,
	2025	2024	2023
	$ Thousands
Israel	674,618	624,957	618,830
United States	197,311	126,347	72,966
Total revenue	871,929	751,304	691,796

The Group’s non-current assets* based on geographic location:

	As at December 31,
	2025	2024
	$ Thousands
Israel	1,450,050	1,224,031
United States	5,832	3,983
Others	20	12
Total non-current assets	1,455,902	1,228,026

* Composed of property, plant and equipment and intangible assets.

Seasonality

OPC’s activity and results in Israel are based on the load and time tariff (hereinafter - the “DSM Tariff”), which is published by the Israeli Electricity Authority, with a certain discount with respect to the generation component. The year is divided into 3 seasons, as follows: Summer (July and August), Winter (December, January and February) and Transition (March through June and September through November). For each season a different tariff is set.

OPC’s activity in the US (through the CPV Group) from generation of electricity are seasonal and are impacted by variable demand, gas and electricity prices, as well as the weather. In general, with respect to power plants running on natural gas, there is higher profitability in periods of the year where the temperatures are the highest or lowest, which are usually in summer and in winter, respectively. Similarly, the profitability of renewable energy production is subject to production volume, which varies based on wind and solar constructions, as well as its electricity price, which tends to be higher in winter, unless there is a fixed contractual price for the project.